Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$20,306,058.45	0.1344060	$9,504,647.05	0.0629114	$10,801,411.40
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$93,456,058.45	0.0618411	$82,654,647.05	0.0546936	$10,801,411.40

Weighted Avg. Coupon (WAC)	4.65%		4.68%
Weighted Avg. Remaining Maturity (WARM)	17.90		17.08
Pool Receivables Balance	$125,266,375.96		$114,376,743.36
Remaining Number of Receivables	22,943		22,178

Adjusted Pool Balance	$124,583,255.26		$113,781,843.86

III. COLLECTIONS

Principal:
Principal Collections	$10,656,244.55
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$227,416.78
Total Principal Collections	$10,883,661.33

Interest:
Interest Collections	$486,362.50
Late Fees & Other Charges	$44,484.17
Interest on Repurchase Principal	$-
Total Interest Collections	$530,846.67

Collection Account Interest	$2,281.20
Reserve Account Interest	$1,845.74
Servicer Advances	$-

Total Collections	$11,418,634.94

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$11,418,634.94
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$19,200,434.14

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$104,388.65	$-	$104,388.65	$104,388.65
Collection Account Interest					$2,281.20
Late Fees & Other Charges					$44,484.17
Total due to Servicer					$151,154.02

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$12,352.85		$12,352.85

Total Class A interest:		$12,352.85		$12,352.85	$12,352.85

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$11,177,204.23

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$10,801,411.40

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$10,801,411.40
Class A Notes Total:	$10,801,411.40	$10,801,411.40
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$10,801,411.40	$10,801,411.40

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			375,792.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$683,120.70
Beginning Period Amount	$683,120.70
Current Period Amortization	$88,221.20
Ending Period Required Amount	$594,899.50
Ending Period Amount	$594,899.50
Next Distribution Date Amount	$513,712.57

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	24.99%	27.36%	27.36%

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.25%	21,569	95.77%	$109,536,371.99
30 - 60 Days	2.15%	477	3.27%	$3,745,382.31
61 - 90 Days	0.52%	115	0.82%	$936,466.94
91-120 Days	0.08%	17	0.14%	$158,522.12
121 + Days	0.00%	0	0.00%	$-
Total		22,178		$114,376,743.36

Delinquent Receivables 30+ Days Past Due
Current Period	2.75%	609	4.23%	$4,840,371.37
1st Preceding Collection Period	2.66%	610	4.02%	$5,037,807.73
2nd Preceding Collection Period	2.62%	632	3.90%	$5,339,401.61
3rd Preceding Collection Period	2.38%	604	3.54%	$5,271,218.46
Four-Month Average	2.60%		3.92%

Repossession in Current Period		21		$164,851.95
Repossession Inventory		38		$76,197.76

Current Charge-Offs
Gross Principal of Charge-Offs				$233,388.05
Recoveries				$(227,416.78)
Net Loss				$5,971.27

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.06%

Average Pool Balance for Current Period				$119,821,559.66

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.06%
1st Preceding Collection Period				0.51%
2nd Preceding Collection Period				-0.08%
3rd Preceding Collection Period				0.42%
Four-Month Average				0.23%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	31	2,595	$37,138,217.21
Recoveries	24	2,414	$(24,443,749.11)
Net Loss			$12,694,468.10
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	24	2,131	$12,862,515.73
Average Net Loss for Receivables that have experienced a Net Loss			$6,035.91

Principal Balance of Extensions			$675,973.16
Number of Extensions			82

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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